Cash and due from banks and inter-bank funds - Summary of legal reserve (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalent [Line Items]
Legal reserve	S/ 8,206,501	S/ 8,613,604
Non-mandatory reserve	2,632,767	1,573,148
Cash balances not subject to legal reserve	54	253
Total	10,839,322	10,187,005
Deposits in the BCRP [member]
Cash and Cash Equivalent [Line Items]
Legal reserve	6,149,956	5,969,218
Cash in vaults {member]
Cash and Cash Equivalent [Line Items]
Legal reserve	2,056,545	2,644,386
Overnight deposits in BCRP [member]
Cash and Cash Equivalent [Line Items]
Non-mandatory reserve	1,580,610	564,600
Term deposits in BCRP [Member]
Cash and Cash Equivalent [Line Items]
Non-mandatory reserve	760,000	800,000
Cash and clearing [member]
Cash and Cash Equivalent [Line Items]
Non-mandatory reserve	S/ 292,157	S/ 208,548